UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 100 Spear St., Suite 520
         San Francisco, CA  94105

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Albert  Y. Lee
Title:     Vice President
Phone:     415-403-5874

Signature, Place, and Date of Signing:

      /s/  Albert Y. Lee     San Francisco, CA     November 02, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $538,868 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101     5799   509600 SH       SOLE                   509600        0        0
AMERICAN MED SYS HLDGS INC     COM              02744M108    24707  1340570 SH       SOLE                  1340570        0        0
AMGEN INC                      COM              031162100    23247   325000 SH       SOLE                   325000        0        0
BARD C R INC                   COM              067383109    10958   146100 SH       SOLE                   146100        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    14902  1047220 SH       SOLE                  1047220        0        0
CIGNA CORP                     COM              125509109    16901   145300 SH       SOLE                   145300        0        0
CONOR MEDSYSTEMS INC           COM              208264101    18186   771580 SH       SOLE                   771580        0        0
CONOR MEDSYSTEMS INC           COM              208264101     7099   301200 SH  CALL SOLE                        0        0        0
COOPER COS INC                 COM NEW          216648402    15613   291830 SH       SOLE                   291830        0        0
CUTERA INC                     COM              232109108     9182   345300 SH       SOLE                   345300        0        0
EV3 INC                        COM              26928A200     5554   326500 SH       SOLE                   326500        0        0
GEN-PROBE INC NEW              COM              36866T103    23534   501900 SH       SOLE                   501900        0        0
GILEAD SCIENCES INC            COM              375558103    27508   400000 SH       SOLE                   400000        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    18045   339000 SH       SOLE                   339000        0        0
HEALTH NET INC                 COM              42222G108    28453   653800 SH       SOLE                   653800        0        0
INVITROGEN CORP                COM              46185R100    24670   389050 SH       SOLE                   389050        0        0
ISHARES TR                     NASDQ BIO INDX   464287556    35046   475000 SH  PUT  SOLE                        0        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208     8167   259600 SH  PUT  SOLE                        0        0        0
LCA-VISION INC                 COM PAR $.001    501803308    15492   375020 SH       SOLE                   375020        0        0
MEDICINES CO                   COM              584688105    24816  1100000 SH       SOLE                  1100000        0        0
MERCK & CO INC                 COM              589331107    32468   774900 SH       SOLE                   774900        0        0
NEKTAR THERAPEUTICS            COM              640268108    18069  1253900 SH       SOLE                  1253900        0        0
NXSTAGE MEDICAL INC            COM              67072V103     2643   301400 SH       SOLE                   301400        0        0
OSI PHARMACEUTICALS INC        COM              671040103    33742   899080 SH       SOLE                   899080        0        0
PANACOS PHARMACEUTICALS INC    COM              69811Q106       67    13600 SH       SOLE                    13600        0        0
PFIZER INC                     COM              717081103    37773  1331900 SH       SOLE                  1331900        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105    26326   592000 SH       SOLE                   592000        0        0
SOLEXA INC                     COM              83420X105     4141   469480 SH       SOLE                   469480        0        0
THORATEC CORP                  COM NEW          885175307    11463   734350 SH       SOLE                   734350        0        0
WRIGHT MED GROUP INC           COM              98235T107    14297   589550 SH       SOLE                   589550        0        0